Derivative Financial Instruments (Effect Of Derivative On Other Comprehensive Income (Loss) (Effective Portion)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI on derivatives (effective portion)	¥ (55)
Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into earnings (effective portion)	30
Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into earnings (effective portion)	¥ 25